GNMA Fund	07/01/2010 - 06/30/2011

ICA File Number: 811-4441
Reporting Period: 07/01/2010 - 06/30/2011
T. Rowe Price GNMA Fund

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4441

T. Rowe Price GNMA Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2010 to 06/30/2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price GNMA Fund

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 30, 2011

================================== GNMA FUND ===================================

MARRIOTT VACATION CLUB OWNER 2006-1 NOTES DUE APR. 2028

Ticker:       N/A            Security ID:  N/A
Meeting Date: MAR 04, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the Indenture Amendments.    N/A       Yes          Management

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